INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2023
INVESTMENTS
Schedule of fair value of the equity method investment

		N.R.O	SoCal	5042	Estate
	LOB Group,	Management,	Hemp JV,	Venice,	Investment,	Reeform,	Lompoc TIC,
	Inc.	LLC	LLC	LLC	LLC	LLC	LLC	TOTAL
Balance December 31, 2021	$2,761,141	$2,018,949	$—	$2,221,520	$—	$—	$194,749	$7,196,359
Additions	—	300,000	213,000	343	2,445,000	—	—	2,958,343
Distribution	—	—	—	(3,001,871)	—	—	—	(3,001,871)
Acquisition of Equity Method Investment	—	(900,000)	—	—	—	—	—	(900,000)
(Loss) Gain on Equity Method Investments	(457,671)	(1,418,949)	(213,000)	780,008	(665,401)	—	(31,626)	(2,006,639)
Balance December 31, 2022	$2,303,470	$—	$—	$—	$1,779,599	$—	$163,123	$4,246,192
Additions	—	—	—	—	—	182,500	—	182,500
(Loss) Gain on Equity Method Investments	(2,303,470)	—	—	—	191,172	(18,265)	28,914	(2,101,649)
Balance at December 31, 2023	$—	$—	$—	$—	$1,970,771	$164,235	$192,037	$2,327,043